Segment Information	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment Information	Segment Information
13(1)    General information
Although the Group has multiple operating segments by geography, the management takes the aggregation criteria outlined in Paragraphs 11 to 14 of IFRS 8 into consideration to decide the reportable operating segments. In light of the qualitative and quantitative criteria, the Group concluded that it has only one reportable operating segment.
13(2)    Geographical information
The Group derives revenue by geographical location for the six months ended June 30, 2024 and 2025 is as follows:

	Six months ended June 30,
	2024	2025
	Revenue	Revenue
United States	$11,308	$12,361
Americas_Others	3,168	3,699
Europe	7,884	9,423
Asia-Pacific	5,160	5,915
Others	674	963
	$28,194	$32,361
Note : Americas_Others includes in North and South America, excluding the United States.
Geographical information on the revenue shows the location in which sales were generated.
The Group’s non-current assets, including property, plant and equipment, right-of-use assets and intangible assets, by geographical location as of December 31, 2024 and June 30, 2025 are as follows:

	December 31, 2024	June 30, 2025
	Non-current assets	Non-current assets
United States	$5	$6,450
Asia-Pacific	1,066	1,321
Europe	—	5
	$1,071	$7,776
Note : Non-current assets in the United States consist of goodwill and unpatented technology. Please refer to Note 6(8) for details.
13(3)    Major customer information
There is no major customer of the Group (exceed 10% of revenue) for the six months ended June 30, 2024 and 2025.